RENTALS AND LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RENTALS AND LEASES
Operating leases, rental expense	$ 237	$ 217	$ 183
Future minimum payments under operating leases with noncancelable terms in excess of one year were:
2015	133
2016	116
2017	103
2018	86
2019	67
Thereafter	158
Total	663
Maximum term, operating leases for vehicles with month-to-month renewal	1 year
Estimated payments under operating leases for vehicles in 2015	$ 58